Non-controlling interest (Details 3) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
IfrsStatementLineItems [Line Items]
Cash provided by operating activities	$ 8,758	$ 1,870	$ 20,493	$ 6,148
Cash used in investing activities	(7,869)	(3,784)	(23,013)	(9,277)
Cash used in financing activities	$ (217)	$ (533)	21,035	(1,647)
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Cash provided by operating activities			28,838	12,055
Cash used in investing activities			(22,974)	(10,917)
Cash used in financing activities			$ (4,059)	$ (1,135)